Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Nov. 02, 2020
C000222751
Account Value [Line Items]
Account Value	$ 11,315	$ 11,157	$ 10,925	$ 10,840	$ 10,601	$ 10,457	$ 10,327	$ 10,217	$ 10,228	$ 10,140	$ 10,162	$ 10,374	$ 10,561	$ 10,686	$ 10,630	$ 10,580	$ 10,450	$ 10,230	$ 10,050	$ 10,000
C000222752
Account Value [Line Items]
Account Value	568,297	560,239	548,446	544,058	532,027	524,732	517,527	512,423	512,423	507,992	509,100	520,031	528,360	535,127	532,000	529,500	522,500	511,500	502,500	500,000
C000222750
Account Value [Line Items]
Account Value	11,425	11,260	11,020	10,940	10,686	10,539	10,391	10,280	10,280	10,191	10,203	10,420	10,597	10,722	10,660	10,600	10,460	10,230	10,050	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,473	9,500	9,401	9,413	8,983	8,979	8,796	8,773	8,867	8,690	8,693	8,879	9,061	9,625	9,974	10,034	9,873	9,887	10,090	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	473,646	475,015	470,029	470,637	449,128	448,940	439,793	438,631	443,340	434,484	434,665	443,929	453,048	481,272	498,695	501,705	493,635	494,344	504,514	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,473	9,500	9,401	9,413	8,983	8,979	8,796	8,773	8,867	8,690	8,693	8,879	9,061	9,625	9,974	10,034	9,873	9,887	10,090	10,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	11,667	11,494	11,262	11,164	10,907	10,758	10,621	10,492	10,468	10,313	10,335	10,541	10,687	10,763	10,685	10,611	10,462	10,234	10,058	10,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	583,366	574,683	563,082	558,196	545,350	537,913	531,054	524,620	523,413	515,646	516,749	527,034	534,346	538,143	534,231	530,567	523,106	511,705	502,922	500,000
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Account Value	$ 11,667	$ 11,494	$ 11,262	$ 11,164	$ 10,907	$ 10,758	$ 10,621	$ 10,492	$ 10,468	$ 10,313	$ 10,335	$ 10,541	$ 10,687	$ 10,763	$ 10,685	$ 10,611	$ 10,462	$ 10,234	$ 10,058	$ 10,000